Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Cost of sale of goods and services	$ 8,144	$ 7,481	$ 4,880
Salaries, social security costs and other personnel expenses	62,681	63,483	51,848
Depreciation and amortization	6,548	7,056	7,453
Fees and payments for services	11,393	12,217	11,467
Maintenance, security, cleaning, repairs and others	36,100	34,565	31,603
Advertising and other selling expenses	14,491	18,693	13,125
Taxes, rates and contributions	18,007	18,564	20,688
Director's fees	13,397	33,695	10,538
Leases and service charges	1,626	2,795	2,792
Allowance for doubtful accounts, net	629	331	(254)
Other expenses	4,615	4,096	3,083
Total cost and expense	177,631	202,976	157,223
General And Administrative Expenses [Member]
Statement [Line Items]
Cost of sale of goods and services	0	0	0
Salaries, social security costs and other personnel expenses	20,553	20,865	16,114
Depreciation and amortization	1,388	2,016	2,458
Fees and payments for services	6,732	6,756	5,403
Maintenance, security, cleaning, repairs and others	4,073	3,685	3,568
Advertising and other selling expenses	70	28	0
Taxes, rates and contributions	2,352	2,162	1,709
Director's fees	13,397	33,695	10,538
Leases and service charges	420	668	674
Allowance for doubtful accounts, net	0	0	0
Other expenses	2,047	1,897	1,804
Total cost and expense	51,032	71,772	42,268
Costs [Member]
Statement [Line Items]
Cost of sale of goods and services	8,144	7,481	4,880
Salaries, social security costs and other personnel expenses	39,469	40,080	34,527
Depreciation and amortization	4,811	4,985	4,966
Fees and payments for services	2,800	1,977	2,018
Maintenance, security, cleaning, repairs and others	31,972	30,839	28,009
Advertising and other selling expenses	12,228	17,461	10,627
Taxes, rates and contributions	6,185	7,452	8,747
Director's fees	0	0	0
Leases and service charges	1,177	2,080	2,060
Allowance for doubtful accounts, net	0	0	0
Other expenses	2,455	2,090	1,206
Total cost and expense	109,241	114,445	97,040
Selling Expenses [Member]
Statement [Line Items]
Cost of sale of goods and services	0	0	0
Salaries, social security costs and other personnel expenses	2,659	2,538	1,207
Depreciation and amortization	349	55	29
Fees and payments for services	1,861	3,484	4,046
Maintenance, security, cleaning, repairs and others	55	41	26
Advertising and other selling expenses	2,193	1,204	2,498
Taxes, rates and contributions	9,470	8,950	10,232
Director's fees	0	0	0
Leases and service charges	29	47	58
Allowance for doubtful accounts, net	629	331	(254)
Other expenses	113	109	73
Total cost and expense	$ 17,358	$ 16,759	$ 17,915